UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-4781
                                                     ----------

                      SENTINEL PENNSYLVANIA TAX-FREE TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)

                      SENTINEL ADMINISTRATIVE SERVICES,INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                    ----------------------------------------
                     (Name and address of agent for service)

                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  11/30/06
                          --------

Date of reporting period: 08/31/06
                          --------

SENTINEL PENNSYLVANIA TAX-FREE TRUST
INVESTMENT IN SECURITIES
at August 31, 2006 (Unaudited)
---------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL AMOUNT       VALUE
                                                                       (M=$1,000)        (Note 1)
---------------------------------------------------------------------------------------------------
BONDS 94.6%
PENNSYLVANIA 89.6%
Allegheny County, PA G/O
               5.15% , 10/01/11        (FGIC)                             500 M         $   500,545
Allegheny County, PA G/O
                  5%   11/01/18        (FGIC)                           1,000 M           1,071,810
Allegheny County, PA Higher Educ. Carnegie Mellon Univ.
              5.125% , 03/01/32                                           250 M             260,355
Allegheny County, PA Ind'l. Dev. Auth.
                  5% , 11/01/29        (MBIA)                             500 M             520,640
Ambridge Area, PA School District
                  5% , 11/01/34        (MBIA)                             800 M             837,568
Catasauqua, PA Area School District
                  5% , 02/15/31        (AMBAC)                          1,055 M           1,113,458
Center City District, PA
               4.75% , 12/01/25        (AMBAC)                            250 M             258,595
Central Dauphin, PA School District
                  6% , 02/01/20        (AMBAC)                          1,000 M           1,157,960
Delaware Valley, PA Regional Fin. Auth.
                5.5% , 08/01/28        (AMBAC)                          1,000 M           1,175,410
Erie County Convention Center Auth. Rev.
                  5% , 01/15/23        (FGIC)                             500 M             527,925
Grove City, PA Area Hospital Auth.
               5.25% , 07/01/12        (SACA)                             500 M             506,795
Jim Thorpe, PA Area School District G/O
                5.3% , 03/15/16        (MBIA)                             500 M             557,350
New Castle, PA San Auth. Sewer
                  5% , 06/01/27        (MBIA)                             575 M             592,722
Norristown, PA Area School District G/O
                  5% , 09/01/21        (FGIC)                             300 M             316,287
Northampton County G/O
               5.75% , 10/01/13        (FSA)                              500 M             556,110
Northern Tioga School District, PA G/O
                  5% , 03/01/18        (FSA)                              500 M             532,770
Oxford Area School District
               5.25% , 02/15/10        (FGIC)                             500 M             526,635
Pennsylvania Higher Educ. Facs.
                  5% , 08/15/21        (AMBAC)                            500 M             530,315
Pennsylvania Intergovernmental Ref. B
               5.25% , 06/15/12        (FGIC)                             300 M             312,621
Pennsylvania State Industrial Development Authority
                5.5% , 07/01/21        (AMBAC)                            500 M             547,170
Pennsylvania State Public School Building Career Institute of Tech.
                  5% , 11/15/28        (FGIC)                             750 M             792,150
Pennsylvania State Turnpike Commonwealth Region Rev. Bonds
                  5% , 07/15/21        (AMBAC)                            250 M             267,333
                  5% , 07/15/41        (AMBAC)                            625 M             668,331
Pennsylvania State University Bonds
                  5% , 09/01/35                                         1,000 M           1,048,670
Philadelphia Water & Waste
               6.25% , 08/01/11        (MBIA)                             500 M             557,380
               6.25% , 08/01/12        (MBIA)                             500 M             566,750
Pittsburgh Series A
               5.75% , 09/01/13        (FGIC)                           1,000 M           1,061,220
Red Lion, PA Area School District G/O
                  5% , 02/01/21        (FSA)                              250 M             266,948
Swarthmore Borough Auth. College Rev. Bonds
               5.25% , 09/15/20                                           210 M             225,672
Unity Turnpike, PA Muni Auth. Sewer Rev. G/O
                  5% , 12/01/34        (FSA)                              550 M             576,043
York County Solid Waste
                5.5% , 12/01/14        (FGIC)                           1,000 M           1,122,200
                                                                                        -----------
                                                                                         19,555,736
                                                                                        -----------
Puerto Rico 5.0%
Puerto Rico Children's Trust Fund
                  6% , 07/01/26                                         1,000 M           1,083,390
                                                                                        -----------
                                                                                          1,083,390
                                                                                        -----------
Total Investments
  (Cost $19,999,474)*                                                                    20,639,126
                                                                                        -----------

EXCESS OF OTHER ASSETS
 OVER LIABILITIES 5.4%                                                                    1,169,520
                                                                                        -----------
Net Assets                                                                              $21,808,646
                                                                                        ===========

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* Cost for federal income tax purposes is substantially similar. At August 31,
2006, net unrealized appreciation for federal income tax purposes aggregated $639,652 of which $669,818 related to appreciated securities and $30,166 related to depreciated securities.

The following abbreviations are used in portfolio descriptions:
(AMBAC) - Guaranteed by American Municipal Bond Association Corp.
(FGIC)  - Guaranteed by Financial Guaranty Insurance Co.
(FSA)   - Guaranteed by Financial Security Assurance Inc.
(MBIA)  - Guaranteed by Municipal Bond Investors Assurance Corp.
(SACA)  - Secondary American Capital Access G/O - General Obligation Bond

NOTE 1:

SECURITY VALUATION: Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Pennsylvania Tax-Free Trust

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date October 26, 2006
           -----------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer

      Date October 26, 2006
           -----------------

      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date October 26, 2006
           -----------------